Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,431	$ 1,943
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,340	1,071
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,092	$ 872